FORM 13F COVER PAGE


Report for Quarter Ended:  June 30, 2002
Institutional Investment Manager Filing this report:

Name:      Cook Michael W. Asset Management
Address:   5170 Sanderlin Avenue, Suite 200
	   Memphis, TN 38117

13F File Number:  28-3489

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this report on behalf of reporting manager:

Name:      Andrew G. Taylor
Title:        President
Phone:      901-684-4112
Signature, Place, and Date of Signing:

	Andrew G. Taylor           Memphis, Tennessee              July 12, 2002
Report Type (Check only one.):

X 	13F HOLDINGS REPORT.

	13F NOTICE.

	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING
THIS REORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGCO Corp.                     COM              001084102     6579   337375 SH       SOLE                   337375
Allen Telecom Inc.             COM              018091108     3479   809000 SH       SOLE                   809000
America Service Group          COM              02364L109     2734   276975 SH       SOLE                   276975
Arrow Electronics Inc.         COM              042735100     1316    63400 SH       SOLE                    63400
Atlantis Plastics Inc.         COM              049156102     2495   608500 SH       SOLE                   608500
Caraustar Industries Inc.      COM              140909102     6338   507825 SH       SOLE                   507825
Cascade Corp.                  COM              147195101     8243   531800 SH       SOLE                   531800
Columbia Sportswear            COM              198516106     4074   127325 SH       SOLE                   127325
Flowserve Corp.                COM              34354P105     6515   218625 SH       SOLE                   218625
Gainsco Inc.                   COM              363127101       78  1522600 SH       SOLE                  1522600
IDEX Corp.                     COM              45167R104     1955    58350 SH       SOLE                    58350
Lubrizol Corp.                 COM              549271104     4823   143975 SH       SOLE                   143975
M & T Bank Corp.               COM              55261F104      610     7110 SH       SOLE                     7110
Midway Games Inc.              COM              598148104     3501   411850 SH       SOLE                   411850
Newfield Exploration           COM              651290108     5691   153105 SH       SOLE                   153105
Newport Corp.                  COM              651824104     2801   178875 SH       SOLE                   178875
North Fork Bancorp             COM              659424105     2556    64200 SH       SOLE                    64200
OGE Energy Corp.               COM              670837103     3357   146850 SH       SOLE                   146850
Pier 1 Imports Inc.            COM              720279108     6938   330400 SH       SOLE                   330400
Polaris Industries Inc.        COM              731068102     4214    64825 SH       SOLE                    64825
Sport-Haley Inc.               COM              848925103     1521   408900 SH       SOLE                   408900
Tandy Crafts Inc.              COM              875386104        1    36200 SH       SOLE                    36200
Tractor Supply Co.             COM              892356106     4767    67150 SH       SOLE                    67150
Trinity Industries Inc.        COM              896522109     5009   241725 SH       SOLE                   241725
URS Corporation                COM              903236107     4983   177950 SH       SOLE                   177950
WMS Industries Inc.            COM              929297109     2923   238600 SH       SOLE                   238600
Washington Federal Inc.        COM              938824109     6383   252690 SH       SOLE                   252690